Equipment, Net	12 Months Ended
Dec. 31, 2023
Equipment, Net [Abstract]
EQUIPMENT, NET
7.	EQUIPMENT, NET

Equipment consisted of the following:

	As of December 31,
	2023	2022
	US$	US$

Servers, computer and network equipment	140,204	73,468
Mining equipment	136,226,403	136,226,403
Total cost of equipment	136,366,607	136,299,871
Less: Accumulated depreciation:
- Servers, computers and network equipment	(70,674)	(25,164)
- Mining equipment	(42,589,423)	(18,134,149)
Total accumulated depreciation	(42,660,097)	(18,159,313)

Accumulated impairment loss	(11,849,595)	(11,849,595)

Net book value	81,856,915	106,290,963

Depreciation expenses were US$24.50 million, US$18.16 million and US$2,860 for the years ended December 31,2023, 2022 and 2021 respectively.

During the year ended December 31, 2022, the Company recognized an impairment charge of approximately US$11.85 million on its mining equipment due to challenging market conditions, significant and prolong decline in Bitcoin prices and market value of mining equipment.

During the year ended December 31, 2023, the Company did not identified any impairment indicator for its equipment.